Investments - Schedule of Information About Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial assets [line items]
Current	$ 812,323	$ 806,340
Non Current	202,056	199,670
Total	1,014,379	1,006,010
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial assets [line items]
Current	716,849	681,614
Non Current	202,056	199,670
Total	918,905	881,284
Time deposits [member]
Disclosure of detailed information about financial assets [line items]
Current	432,750	382,000
Non Current	65,000	103,000
Total	497,750	485,000
Bonds [member]
Disclosure of detailed information about financial assets [line items]
Current	286,203	300,630
Non Current	137,907	96,966
Total	424,110	397,596
Time deposits and bonds [member]
Disclosure of detailed information about financial assets [line items]
Current	718,953	682,630
Non Current	202,907	199,966
Total	921,860	882,596
Investment funds [member]
Disclosure of detailed information about financial assets [line items]
Current	95,474	124,726
Non Current	0	0
Total	95,474	124,726
Allowance for credit losses [member]
Disclosure of detailed information about financial assets [line items]
Allowance for expected credit losses	(2,955)	(1,312)
Allowance for credit losses [member] | Current [member]
Disclosure of detailed information about financial assets [line items]
Allowance for expected credit losses	(2,104)	(1,016)
Allowance for credit losses [member] | Non Current [Member]
Disclosure of detailed information about financial assets [line items]
Allowance for expected credit losses	$ (851)	$ (296)